Voya Short Duration High Income Fund Average Annual Total Returns			12 Months Ended	32 Months Ended	35 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			(1.77%)		5.57%
Performance Inception Date		Feb. 09, 2023
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.57%)		2.27%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.07%)		2.85%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%		4.13%
Class A | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.09%		4.55%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			(0.97%)	5.76%
Performance Inception Date		Apr. 20, 2023
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	4.13%
Class C | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.09%	4.55%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.89%		6.74%
Performance Inception Date		Feb. 09, 2023
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%		4.13%
Class I | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.09%		4.55%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			1.00%		6.79%
Performance Inception Date		Feb. 09, 2023
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%		4.13%
Class R6 | ICE BofA 1-3 Year US Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.09%		4.55%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.